Exploration Expense	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Exploration Expense

7.              Exploration Expense

For the three months ended March 31, 2018 and 2017, the Company incurred the following exploration expenses:

Three months ended March 31,
	2018	2017 (Restated – note 12)
BMSC	$1,992	$2,710
Timok – Upper Zone	4,620	7,325
Timok – Lower Zone	940	2,914
Other properties	604	194
	$8,156	$13,143